WARRANT LIABILITIES - Narrative details (Details) - USD ($)		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Liquidated damages upon failure to deliver		$ 1,000
Volume weighted average price of the ordinary shares, per trading day		$ 10
Volume weighted average price of the ordinary shares, from fifth trading day		$ 20
Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued	1,960,784
Exercise price	$ 5.61
Warrants outstanding		1,960,784
Number of shares in a unit	1
Number of warrants in a unit	0.5